VARIABLE INTEREST ENTITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Property, plant and equipment	$ 677,895,274	$ 636,474,691
Prepaid land use rights	36,157,610	35,316,414
Total Assets	816,307,804	878,476,642
Long-term borrowings, including current portion	256,527,280
Total Liabilities	475,430,391	426,450,415
Revenues	86,858,401	232,169,579	252,814,827
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Variable Interest Entity Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash	189,312	1,006,246
Property, plant and equipment	162,396,825	170,199,299
Prepaid land use rights	6,632,643	6,703,454
Total Assets	173,450,176	193,774,946
Long-term borrowings, including current portion	33,700,800	52,334,370
Total Liabilities	34,678,046	52,926,950
Revenues	10,743,336	16,852,928	16,637,925
Operating costs and expenses	14,451,810	15,262,768	16,043,237
Net income (loss)	$ (3,708,474)	$ 1,590,160	$ 594,688